Equity	12 Months Ended
Dec. 31, 2021
Equity
Equity

8. Equity

Overview

According to the Company’s articles of association, the Company’s authorized shares are divided into 386,250,000 common shares and 386,250,000 preferred shares, each having a nominal value of EUR 0.12. As of December 31, 2020, no preferred shares had been issued and all issued common shares issued and outstanding were fully paid. However, in certain events, BMGF has the right to require the Company to redeem or facilitate the purchase by a third-party of all common shares it holds and Genmab has the right to subscribe once for common shares at a certain price under an anti-dilution and down round-protection clause which expired in February 2022.

All payments received from shareholders in excess of the nominal value of the shares issued and net of transaction costs are recognized in capital reserves. Capital reserves also consists of recognition of share-based payments and the equity components of convertible loans. The Company may only make distributions, whether a distribution of profits or of freely distributable reserves, to shareholders to the extent shareholders’ equity exceeds the sum of the paid-in and called-up share capital plus any reserves required by Dutch law or by the Company’s articles of association.

Due to the effect of the corporate reorganization described in Note 1, the number of shares issued and outstanding has been retrospectively adjusted to reflect the impact of the resulting 1:133.0778 share split and developed as follows in fiscal 2020:

Common shares issued and outstanding at December 31, 2019	96,693,265
Genmab Investment	2,175,157
2020 Private Investment	55,688,535
Initial Public Offering and Private Placement	22,708,332
Share option exercises	3,195,276
Common shares issued and outstanding at December 31, 2020	180,460,565
Follow-on public offering, incl. Greenshoe	5,750,000
Share option exercises	910,163
Common shares issued and outstanding at December 31, 2021	187,120,728

No share transactions occurred in fiscal 2019 and, as such, the number of shares outstanding was unchanged as of December 31, 2019. The share transactions which occurred in fiscal 2020 and 2021 are as described below.

Genmab Investment

Pursant to an Investment and Shareholders` Agreement (“ISA”), effective December 19, 2019, Genmab, agreed to purchase 2,175,157 Series B shares in the Company in exchange for EUR 20,000k in cash. As of December 31, 2019, the Group had received a total amount of EUR 16,345, corresponding to the par value of EUR 1 per share agreed to be purchased under the ISA. However, as the shares were not yet registered in the commercial register as of December 31, 2019, according to German law, the shares were not considered issued as of this date. The remaining amount of EUR 19,983,655 was paid at the beginning of 2020 and the shares were finally issued on February 18, 2020.

2020 Private Investment

In July 2020, the Group issued to Kreditanstalt für Wiederaufbau (or "KfW", a German government-related entity), GSK and various other investors a total of 55,688,534 common shares in exchange for an aggregate investment of EUR 559,280k (2020 Private Investment).

Initial Public Offering and Private Placement

In August 2020, the Group completed its IPO whereby it sold 13,333,333 common shares at USD 16.00 per share. In addition, the underwriters exercised their option to purchase an additional 1,999,999 common shares at the public offering price less the underwriting discount. The aggregate proceeds, net of underwriting discounts, received by the Group from these transactions were USD 228,200k (EUR 192,946k). Additional offering costs for legal, accounting, printing and registration fees of USD 5,200k (EUR 4,397k) were recognized as a reduction to capital reserve against the proceeds from the IPO.

Additionally, in August 2020, DH-LT Investments GmbH, a company beneficially owned by Dietmar Hopp, managing director of dievini, the Group’s largest shareholder, purchased EUR 100,000k of the Group’s common shares at a price of USD 16.00 per share.

Follow-on public offering

In February 2021, the Group completed a follow-on public offering whereby it sold 5,000,000 common shares at a price of USD 90.00 per share. In addition, the underwriters exercised their option to purchase an additional 750,000 common shares at this same price less the underwriting discount. The aggregate proceeds, net of underwriting discounts, received by the Group from these transactions were EUR 426,652k. Additional offering costs for legal, accounting, printing and registration fees of EUR 22,590k were recognized as reduction to capital reserve against the proceeds from the offering.

Exercises of share options by the former CEO

Between August and October 2020, the Group’s former CEO exercised 3,766,309 options against the issuance of 3,195,276 common shares of CureVac N.V. for no cash consideration (i. e., cashless exercise). Refer to Note 9 for additional information regarding this share-based payment. Between April and June 2021, the outstanding 100,000 options were exercised through the transfer of 92,738 own shares held (Treasury Shares).

Exercises of share options under the old VSOP plan

The IPO in August 2020 triggered an exercise event under the set terms of the old VSOP plan. In March 2021 CureVac received 759,677 shares from the old shareholders and handed over 390,023 shares to the participants of the old VSOP plan. CureVac withheld 369,654 shares equaling the amount to be paid for income tax and social security tax. Another triggering event, minimum trading volume and liquidity was met one year after IPO. In October CureVac received 765,223 shares from the old shareholders and handed over 523,897 shares to the participants of the VSOP plan. CureVac withheld 241,326 shares equaling the amount to be paid for income tax and social security tax. As of December 31, 2021, the company still held 168,322 treasury shares.

Exercises of share options under the new VSOP plan

Participants of the new VSOP plan were able to exercise their options throughout the year of 2021. In 2021 207,251 shares were issued and 349,920 options were fulfilled through the usage of the treasury shares held by CureVac.

Exercises of share options under the Legacy program

Three of the original founders used their granted 5,282 options from the legacy program and exercised their options throughout June until October 2021. The 5,282 options were restructured upon the completion of our Corporate Reorganization. Following this restructuring, the option holder was able to exchange his options for common shares of CureVac N.V. (instead of shares of CureVac AG) on a 1 to 133.0778 basis. Therefore, the exercise resulted in issuance of 702,915 shares.

Shareholders’ Agreement Among KfW, dievini, DH-LT Investments GmbH and Dietmar Hopp

In connection with the KfW’s investment as part of the 2020 Private Investment, KfW, dievini and Dietmar Hopp entered into a shareholders’ agreement on June 16, 2020, or the KfW dievini Shareholders’ Agreement, agreeing to certain transfer restrictions and rights of first refusal relating to their interests in CureVac, nomination rights, and a voting agreement relating to certain specified actions. In particular, dievini and Mr. Hopp agree to vote a specified number of their shares as directed by KfW on certain specified actions, subject to certain exceptions. These specified actions include, inter alia: (1) transferring the tax domicile of CureVac N.V. and/or the approval of the transfer of the corporate or administrative seat of CureVac; (2) relocating or ceasing activities in specified areas to a state outside the European Union to the extent (in particular in the area of the development of vaccines) they are material for the protection of the health of the population of the European Union; (3) entering into material mergers and acquisitions; and (4) amendments to the articles of association of CureVac which would affect the foregoing matters. The KfW dievini Shareholders’ Agreement has an initial fixed term that expires on December 31, 2023, subject to a right to extend for one year for the benefit of KfW and dievini, and may be terminated after the initial fixed term, or the extended term, if applicable, by either party subject to six months’ notice prior the end of the applicable calendar year. In addition, the agreement shall automatically terminate if KfW sells all or a part of its interest in the Company to a third party, subject to certain exceptions. On August 14, 2020, DH-LT Investments GmbH joined the KfW dievini Shareholders’ Agreement via a First Supplement Agreement to the KfW dievini Shareholders’ Agreement and on January 13, 2022, the parties to the KfW dievini Shareholders’ Agreement entered into a Second Supplement to the KfW dievini Shareholders’ Agreement which revised certain of the parties’ restrictions and rights with respect to transfer of the shares held by them. Moreover, triggered by transfer of certain shares from dievini to so-called “dievini Shareholders”, on dievini’s side certain additional parties entered into the KfW dievini Shareholders’ Agreement.